Discontinued Operations - Disposal of Ethanol Plants	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

2. Discontinued Operations — Disposal of Ethanol Plants

On November 22, 2013, the Company disposed of its ownership in its two ethanol plants. The operating loss for the three and six months ended June 30, 2013 is summarized as follows (in thousands):

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Net Sales	$91,031	$180,072
Cost of goods sold	93,313	184,225
Gross loss	(2,282)	(4,153)
General and administrative expenses	1,682	3,393
Operating loss	(3,964)	(7,546)
Other income (expense):
Other income	2,597	4,055
Interest expense	(1,959)	(3,844)
Loss before income taxes	(3,326)	(7,335)
Income tax provision (benefit)	—	—
Loss from discontinued operations	$(3,326)	$(7,335)
The carrying amounts of the assets and liabilities of the ethanol plants as of December 31, 2013 are summarized as follows (in thousands):
Current assets:
Cash and cash equivalents	$267
Prepaid expenses	1
Other current assets	164
Assets held for sale	$432
Current liabilities:
Accounts payable	$289
Liabilities held for sale	$289
There were no assets and liabilities related to the ethanol plants as of June 30, 2014.

Revenue Recognition

During the time that the Company owned and operated its ethanol facilities, the Company sold its ethanol, distillers grain and corn oil products under the terms of marketing agreements. Revenue was recognized when risk of loss and title transferred upon shipment of ethanol, distillers grain or corn oil. In accordance with the marketing agreements, the Company recorded its revenues based on the amounts payable to us at the time of our sales of ethanol, distillers grain or corn oil. For our ethanol that was sold within the United States, the amount payable was equal to the average delivered price per gallon received by the marketing pool from Cargill Inc.’s (“Cargill”) customers, less average transportation and storage charges incurred by Cargill, and less a commission. We also sold a portion of our ethanol production to Cargill for export, which sales were shipped undenatured and were excluded from the marketing pool. For exported ethanol sales, the amount payable was equal to the contracted delivered price per gallon, less transportation and storage charges, and less a commission. The amount payable for distillers grain and corn oil was generally equal to the market price at the time of sale less a commission.

Cost of goods sold

During the time that the Company owned and operated its ethanol facilities, cost of goods sold primarily included costs of materials (primarily corn, natural gas, chemicals and denaturant), electricity, purchasing and receiving costs, inspection costs, shipping costs, lease costs, plant management, certain compensation costs and general facility overhead charges, including depreciation expense.

Concentrations of Credit Risk

During the time that the Company owned and operated its ethanol facilities, credit risk represented the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk, whether on- or off-balance sheet, that arose from financial instruments existed for groups of customers or counterparties when they had similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.
During the three and six months ended June 30, 2013, the Operating Subsidiaries recorded sales to Cargill representing 76% and 75%, respectively, of total net sales. The Operating Subsidiaries purchased corn, the largest cost component in producing ethanol, from Cargill. During the three and six months ended June 30, 2013, corn purchases from Cargill totaled $72.1 million and $142.5 million, respectively.

Depreciation Expense

During the three and six months ended June 30, 2013, depreciation expense related to the property, plant and equipment at the ethanol plants and included in loss from discontinued operations was $6,832,000 and $13,699,000, respectively.

Rent Expense

During the three and six months ended June 30, 2013, rent expense related to the ethanol plants and included in loss from discontinued operations totaled $2,821,000 and $5,619,000, respectively.

2.	Discontinued Operations — Disposal of Ethanol Plants

As described in Note 1, on November 22, 2013, the Company disposed of its ownership in its two ethanol plants.  The operating loss until the date of disposal and the loss from disposal of assets and liabilities classified as held for sale is summarized as follows (in thousands):

	Years Ended December 31,
	2013	2012
Net sales	$298,429	$463,280
Cost of goods sold	304,957	493,901
Gross loss	(6,528)	(30,621)
General and administrative expenses	6,150	3,778
Operating loss	(12,678)	(34,399)
Other income (expense):
Other income	7,850	1,442
Interest expense	(7,057)	(7,275)
Loss before loss on disposal of plants and income taxes	(11,885)	(40,232)
Loss on disposal of plants	(24,019)	—
Income tax provision (benefit)	—	—
Loss from discontinued operations	$(35,904)	$(40,232)

The carrying amounts of the assets and liabilities of the ethanol plants is summarized as follows (in thousands):

	December 31,
	2013	2012
Current assets:
Cash and cash equivalents	$267	$769
Accounts receivable	—	9,256
Inventories	—	13,443
Prepaid expenses	1	756
Other current assets	164	78
Total current assets	432	24,302
Non-current assets:
Property, plant and equipment, net	—	209,539
Debt issuance costs, net	—	1,739
Other assets	—	788
Total non-current assets	—	212,066
Assets held for sale	$432	$236,368

Current liabilities:
Accounts payable	$289	$11,611
Current portion of long-term debt	—	170,630
Current portion of tax increment financing	—	399
Other current liabilities	—	2,368
Total current liabilities	289	185,008
Non-current liabilities:
Long-term debt, net of current portion	—	2,789
Tax increment financing, net of current portion	—	4,275
Other non-current liabilities	—	3,072
Total non-current liabilities	—	10,136
Liabilities held for sale	$289	$195,144

The carrying amount of the net assets of the ethanol plants recognized at the date of disposal, November, 22, 2013, were as follows (in thousands):

Current assets:
Accounts receivable	$7,775
Inventories	11,679
Prepaid expenses	283
Deposits	1,288
Total current assets	21,025
Non-current assets:
Property, plant and equipment, net	187,519
Debt issuance costs, net	862
Total non-current assets	188,381
Current liabilities:
Accounts payable	(2,831)
Current portion of long-term debt	(170,630)
Current portion of tax increment financing	(301)
Other current liabilities	(9,038)
Total current liabilities	(182,800)
Non-current liabilities:
Long-term debt, net of current portion	(2,640)
Tax increment financing, net of current portion	(4,129)
Other non-current liabilities	(2,918)
Total non-current liabilities	(9,687)
Total net liabilities	(16,919)
Cash consideration received	1,742
Cash disposed of	(8,842)
Loss on disposal of plants	$24,019

Of the $3,330,000 the Company received from the lenders under the Release Agreement, $938,000 was accounted for as a return of a deposit previously posted with the lenders and $650,000 was accounted for as past accrued management fees paid, thereby resulting in net cash consideration received of $1,742,000.